Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue

5Revenue

The Group’s revenue is primarily derived from the sale of lifestyle and pop toy products through self-operated stores, franchised stores, offline distributors in the PRC and overseas and online sales conducted through the Group’s self-operated online stores on third-party e-commerce platforms and through online distributors. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers is disaggregated by major products and service lines and timing of revenue recognition.

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	990,048	1,004,114	3,158,895	5,410,291
— Product sales to franchisees	5,960,518	3,857,191	7,923,836	8,853,156
— Sales to offline distributors	2,612,742	1,660,860	3,369,238	3,887,954
— Online sales	706,397	355,380	941,055	1,412,624
— Other sales channels	87,530	44,149	48,190	109,188

Sub-total	10,357,235	6,921,694	15,441,214	19,673,213
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	84,711	37,074	96,836	155,123
— Sales-based royalties	102,089	66,113	131,402	155,185
— Sales-based management and consultation service fees	500,775	323,182	640,944	751,575

Sub-total	687,575	426,369	869,182	1,061,883

— Others*	428,398	284,404	683,629	708,731

	11,473,208	7,632,467	16,994,025	21,443,827
Timing of revenue recognition
— Point in time	10,619,987	7,195,509	16,101,797	20,347,756
— Over time	853,221	436,958	892,228	1,096,071

Revenue from contracts with customers	11,473,208	7,632,467	16,994,025	21,443,827

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

For the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025, the Group did not have any customer with revenue exceeding 10% of the Group’s total revenue for the respective reporting periods.

(ii)	Contract balances

The following table provides information about receivables, contract liabilities from contracts with customers.

		As at December 31,
	Note	2024	2025
		RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’
— Current portion		674,923	1,150,500
— Non-current portion		14,635	3,259

Total receivables, which are included in ‘trade and other receivables’	17	689,558	1,153,759

Contract liabilities
— Current portion		(323,292)	(388,746)
— Non-current portion		(35,145)	(22,418)

Total contract liabilities		(358,437)	(411,164)

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	262,412	283,832
— Deferred revenue related to license fees	66,128	54,083
— Deferred revenue related to others	29,897	73,249

	358,437	411,164

The Group requests 20% to 100% advance payment for purchase of goods from certain domestic and overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees and others were recognized as contract liabilities.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at January 1, 2024	364,982

Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(324,028)
Increase in contract liabilities as a result of receiving advance payment	317,483

Balance at December 31, 2024	358,437
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(323,292)
Increase in contract liabilities as a result of receiving advance payment	376,019

Balance at December 31, 2025	411,164

As of December 31, 2024 and 2025, contract liabilities expected to be recognized as revenue after one year were RMB35,145,000 and RMB22,418,000 respectively, mainly represented license fees.

(iii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

Contracts within the scope of IFRS 15

As at December 31, 2024 and 2025, the aggregated amounts of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB96,025,000 and RMB127,332,000, respectively. These amounts represented revenue of license fees and others. Revenue of license fees is expected to be recognized in the future from license agreements entered into with the franchisees and distributors. The Group will recognize the expected revenue in future over the remaining licensing period, which is mainly expected to occur over the next 1 to 10 years as at December 31, 2024 and 2025.